Commitments and Contingencies - Charter Hire (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Charter Hire for the Period/Year ending December 31,
2014 (period)	$ 57,500
2015	114,221
2016	115,638
2017	84,431
2018	40,081
Thereafter	226,896
Total	$ 638,767